AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 23, 1998
                                               Registration Nos. 2-92633
                                                               811-04087


                        SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549


                                FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  ]
                Post-Effective Amendment No.30     [ X ]
                                and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  ]
                        Amendment No. 33           [ X ]


                              EXETER FUND, INC.
                _________________________________________________
                (Exact name of registrant as specified in charter)

                             1100 Chase Square
                          Rochester, New York 14604
                ___________________________________________________
                (Address of Principal Executive Offices) (Zip Code)


Registrant's Telephone Number, Including Area Code   (716) 325-6880

                          B. Reuben Auspitz
                         c/o Exeter Fund, Inc.
                          1100 Chase Square
                        Rochester, NY 14604

              (Name and Address of Agent For Service)
                             Copies to:

                          Richard W. Grant, Esquire
                        Morgan, Lewis & Bockius, LLP
                          2000 One Logan Square
                          Philadelphia, PA 19103

=====================================================================
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b)
/ / on DATE  pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on date pursuant to paragraph (a) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Investment Company Shares
=====================================================================

                        EXETER FUND, INC.



                CROSS REFERENCE SHEET
N-1A
ITEM NO.                                   LOCATION
PART A - FOR EACH OF THE FOLLOWING PROSPECTUSES:


DEFENSIVE SERIES, BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, MAXIMUM HORIZON SERIES - CLASS A, CLASS B, CLASS C, CLASS D, CLASS E

FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, FLEXIBLE YIELD SERIES III - CLASS A, CLASS B, CLASS C, CLASS D, CLASS E

TAX MANAGED SERIES - CLASS A, CLASS B, CLASS C, CLASS D, CLASS E

WORLD OPPORTUNITIES SERIES - CLASS A, CLASS B, CLASS C, CLASS D, CLASS E

SMALL CAP SERIES - CLASS A, CLASS B, CLASS C, CLASS D, CLASS E

DIVERSIFIED TAX EXEMPT SERIES, NEW YORK TAX EXEMPT SERIES AND OHIO TAX EXEMPT SERIES

ENERGY SERIES, TECHNOLOGY SERIES, FINANCIAL SERVICES SERIES, INTERNATIONAL SERIES, LIFE SCIENCES SERIES AND GLOBAL FIXED INCOME SERIES

1.    Cover Page...........................  Cover Page
2.    Synopsis.............................  Expense Summary
3.    Condensed Financial Information......  Financial Highlights
4.    General Description of Registrant....  The Fund; General Information
5.    Management of the Fund...............  Management; General
                                             Information
5A.   Managements Discussion of Performance  *
6.    Capital Stock and Other Securities...  Dividends and Tax Status
7.    Purchase of Securities Being Offered.  Purchases, Exchanges and
                                             Redemption of Shares
8.    Redemption or Repurchase.............  Purchases, Exchanges and
                                             Redemption of Shares
9.    Pending Legal Proceedings............  Not Applicable


Part B - BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, MAXIMUM HORIZON SERIES, DEFENSIVE SERIES, TAX MANAGED SERIES, FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, FLEXIBLE YIELD SERIES III, WORLD OPPORTUNITIES SERIES, SMALL CAP SERIES, DIVERSIFIED TAX EXEMPT SERIES, NEW YORK TAX EXEMPT SERIES AND OHIO TAX EXEMPT SERIES, ENERGY SERIES, TECHNOLOGY SERIES, FINANCIAL SERVICES SERIES, INTERNATIONAL SERIES, LIFE SCIENCES SERIES, GLOBAL FIXED INCOME SERIES



10.   Cover Page...........................  Cover Page
11.   Table of Contents....................  Table of Contents
12.   General Information and History......  See Part A - The Fund; General
                                             Information
13.   Investment Objectives and Policies...  Investment Objectives,
                                             Policies and Restrictions
                                             of the Fund; Risk and
14.   Management of the Fund...............  Management
15.   Control Persons and Principal Holders
      of Securities........................  Management
16.   Investment Advisory and Other
      Services.............................  The Adviser;Custodian and
17.   Brokerage Allocation.................  Portfolio Transactions and
18.   Capital Stock and Other Securities...  See Part A - General
                                             Information
19.   Purchase, Redemption and Pricing of
      Securities Being Offered........       Redemption of Shares; Net Asset
                                             Value
20.   Tax Status...........................  Federal Tax Treatment of
21.   Underwriters.........................  Distribution of Fund Shares
22.   Calculations of Yield Quotations of
      Money Market Funds...................  Not Applicable
23.   Financial Statements.................  Financial Statements


                                       PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

----------------------------
*Information required by Item 5A is contained in the 1997 Annual Reports to Shareholders.

Part A of the Exeter Fund, Inc. is hereby incorporated by reference to the Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed for the 10/31 Fiscal Year End Series on February 25, 1998 under accession number 0000751173-98-000010 and the Post-Effective Amendment
No. 29 to the Registration Statement on Form N-1A filed for the 12/31 Fiscal Year End Series on April 16, 1998 under accession number 0000751173-98-000031.

Part B of the Exeter Fund, Inc. is hereby incorporated by reference to the Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed for the 10/31 Fiscal Year End Series on February 25, 1998 under accession number 0000751173-98-000010 and the Post-Effective Amendment
No. 29 to the Registration Statement on Form N-1A filed for the 12/31 Fiscal Year End Series on April 16, 1998 under accession number 0000751173-98-000031.

     PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)     Financial Statements:  (   incorporated by reference to Part A    )
Audited Financial Highlights for the Small Cap Series Class A, International Series, Global Fixed Income Series, World Opportunities Series Class
A, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New
York Tax Exempt Series    are incorporated by reference to the Form N-1A filed
on April 16, 1998 with Accession Number 0000751173-98-000031.

    Audited Financial Highlights for the Defensive Series Class A, Blended Asset Series I Class A, Blended Asset Series II Class A, Maximum Horizon
Series Class A, Flexible Yield Series I Class A, Flexible Yield Series II Class A, Flexible Yield Series III Class A and the Tax Managed Series Class A are incorporated by reference to the Form N-1A filed on February 25, 1998 with Accession Number 0000751173-98-000010.

Financial Statements (incorporated by reference into Part B)

(i) The following audited Financial Statements for the Small Cap Series, International Series, Global Fixed Income Series, World Opportunities
     Series, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New
        York Tax Exempt Series for the fiscal year ended December 31, 1997 including the report of Coopers & Lybrand, L.L.P. dated January 23, 1998 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on February 25, 1998 with Accession Number 0000751173-98-000007.

     Statements of Assets and Liabilities
     Statements of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Portfolio of Investments
     Notes to Financial Statements
     Report of Independent Accountants

The Energy Series, Financial Services Series, Technology Series and Life Sciences Series were not operational during the relevant periods. Accordingly, no financial statements are being filed for these Series at this time.

   (ii)          The  following audited Financial Statements for the Defensive
              Series, Blended Asset Series I, Blended Asset Series II, Maximum
            Horizon Series, Flexible Yield Series I, Flexible Yield Series II,
           Flexible Yield Series III and the Tax Managed Series for the fiscal year ended October 31, 1997 including the report of Deloitte & Touche
            LLP dated November 26, 1997 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on December
        22, 1997 with Accession Number 0000751173-97-000022.

     Statements of Assets and Liabilities
     Statements of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Portfolio of Investments
     Notes to Financial Statements
     Report of Independent Accountants

(b)  Exhibits:
     (1) (a) Articles of Amendment     are filed herewith.
         (b) Articles of Amendment    as filed with the State of Maryland
             on March 25, 1985 are filed herewith.
         (c) Articles of Amendment    as filed with the State of Maryland
             on May 23, 1985 are filed herewith.
         (d) Articles of Amendment    as filed with the State of Maryland
             on October 7, 1985 are filed herewith.
         (e) Articles of Amendment    as filed with the State of Maryland
             on July 3, 1986 are filed herewith.
         (f) Articles of Amendment    as filed with the State of Maryland
             on September 26, 1997 are filed herewith.
         (g) Certificate of Correction to Articles of Amendment    as filed
             with the State of Maryland on February 5, 1998 are filed
             herewith.
         (h) Articles of Amendment    as filed with the State of Maryland
             on February 26, 1998 are filed herewith.

     (2)(a)  By-Laws    are filed herewith.

     (3)     Not Applicable.

     (4)(a)  Specimen Stock Certificate     is incorporated by reference
             to Exhibit 1(a) (Articles of Incorporation) and Exhibit 2
             (By-Laws) as filed herewith.
        (b)  Articles Supplementary to the charter as filed with the State of
             Maryland on July 3, 1986    are filed herewith.
        (c)  Articles Supplementary to the charter as filed with the State of
             Maryland on January 20, 1989    are filed herewith.
        (d)  Articles  Supplementary  to  the  charter  as filed with the
             State of Maryland on September 22, 1989    are filed herewith.
        (e) Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 are filed herewith.
        (f)  Articles Supplementary to the charter as filed with the State of
             Maryland on January 30, 1991    are filed herewith.
        (g)  Articles supplementary to the charter as filed with the State of
             Maryland on April 27, 1992    are filed herewith.
        (h)  Articles Supplementary to the charter as filed with the State of
             Maryland on April 29, 1993    are filed herewith.
        (i)  Articles Supplementary to the charter as filed with the State of
             Maryland on September 23, 1993    are filed herewith.
        (j) Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 are filed herewith.
        (k)  Articles Supplementary to the charter as filed with the State of
             Maryland on December 13, 1995    are filed herewith.
        (l)     Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 are filed herewith.
        (m)  Articles Supplementary to the charter as filed with the State of
             Maryland on September 26, 1997    are filed herewith.
        (n)  Certificate of Correction to Articles Supplementary to the charter
             filed with the State of Maryland on February 24, 1998    are
             filed herewith.

(5) (a)Investment Advisory Agreement    is filed herewith.

(6) (a) Amended and Restated Distribution Agreement    is filed herewith.

(7) Not Applicable.

(8) (a)Custodian Agreement    is filed herewith.

(9) (a)Transfer Agent Agreement    is filed herewith.
    (b)Form of Dealer Agreement    is filed herewith.

(10)  Opinion of Morgan, Lewis & Bockius, LLP    is incorporated by reference
      to the Form N-1A filed on February 25, 1998 with Accession Number 0000751173-98-000010 and the Form N-1A filed on April 16, 1998 with
      Accession Number 0000751173-98-000031.

(11)  Consent of    Independent Auditors
      (a) Consent of Coopers & Lybrand, L.L.P. (now known as Price Waterhouse Coopers LLP) is incorporated by reference to the Form N-1A filed on April 16, 1998 with Accession Number 0000751173-98-000031.
      (b) Consent of Deloitte & Touche LLP is incorporated by reference to the Form N-1A filed on February 25, 1998 with Accession Number 000751173-98-000010.

(12)  Not Applicable.

(13)  Investment letters    are filed herewith.

(14)  Not Applicable

(15) Form of 12b-1 Plan with respect to Class B Shares(incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the
         Registration Statement on Form N-1A filed on October 22, 1997).  Rule
         12b-1 Plans for Class C, Class D and Class E Shares have been omitted because they are substantially identical to the Class B Shares Plan and differ from the Class B Shares Plan only in reference to the Class to which the plan relates.

(16)      (a)     Schedule for computation of each performance quotation    is
                  filed herewith.
       (b) Schedule for computation of each performance quotation (incorporated by reference to Exhibit 16(b), to Post-Effective
          Amendment No. 21 to the Registration Statement on Form N-1A filed on March 6, 1996).
          (c) Schedule for computation of each performance quotation (incorporated by reference to Exhibit 16(c), to Post-Effective Amendment No.
 24 to the Registration Statement on Form N-1A filed on November 22, 1996).
          (d) Schedule for computation of each performance quotation (incorporated by reference to Exhibit 16(d), to Post-Effective Amendment No.
 25 to the Registration Statement on Form N-1A filed on April 18, 1997).
          (e) Schedule for computation of each performance quotation (incorporated by reference to Exhibit 16(e), to Post-Effective Amendment No.
 28 to the Registration Statement on Form N-1A filed on February 25, 1998).
          (f) Schedule for computation of each performance quotation (incorporated by reference to Exhibit 16(f), to Post-Effective Amendment
  No.  29  to  the  Registration  Statement  on  Form  N-1A filed on April 16,
 1998.

(17)     Financial Data Schedules    are filed herewith.

(18) Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997).

ITEM 25.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Reference is made to Part B of the Registration Statement, under the heading "Management."

ITEM 26.

                               NUMBER OF HOLDERS OF SECURITIES.

                                As of    October 15, 1998    :

        (1)                                           (2)
  Title of Class                            Number of record holders
Small Cap Series                                      2,331
International Series                                  2,074
World Opportunities Series                            2,084
Global Fixed Income Series                            1,764
Diversified Tax Exempt Series                           275
Ohio Tax Exempt Series                                   97
New York Tax Exempt Series                              384
   Blended Asset Series I                                   339
Blended Asset Series II                                   1,015
Maximum Horizon Series                                      283
Defensive Series                                             59
Flexible Yield Series I                                      29
Flexible Yield Series II                                     20
Flexible Yield Series III                                    42
Tax Managed Series                                           55

ITEM 27.

INDEMNIFICATION.


Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 28.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

ITEM 29.

PRINCIPAL UNDERWRITERS.

(a)    Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.

    Name & Principal     Positions & Offices     Positions & Offices
    Business Address     with Distributor        with Registrant

B. Reuben Auspitz        President & Director    Director &
1100 Chase Square                                Vice President
Rochester, NY 14604
Julie Raschella          Director                N/A
1100 Chase Square
Rochester, NY 14604
Beth Hendershot Galusha  Treasurer               Chief Financial &
1100 Chase Square                                Accounting Officer, Treasurer
Rochester, NY 14604
Amy Williams             Corporate Secretary      N/A
1100 Chase Square
Rochester, NY 14604
George Nobilski          Director                 N/A
1100 Chase Square
Rochester, NY 14604

(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM 30.

LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM 31.

MANAGEMENT SERVICES.
Not Applicable.

ITEM 32.

UNDERTAKINGS.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrants latest annual report to shareholders upon request and without charge.

                    SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 23rd day of October, 1998.


                                                Exeter Fund, Inc.
                                                (Registrant)

                                                By: /s/ William Manning
                                                   William Manning
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                    Title                 Date

/s/William Manning           Principal Executive   October 23,1998
  William Manning            Officer

/s/B. Reuben Austpitz        Director and Officer  October 23,1998
  B. Reuben Auspitz


/s/Martin F. Birmingham      Director              October 23,1998
  Martin F. Birmingham


/s/Harris H. Rusitzky        Director              October 23,1998
  Harris H. Rusitzky


/s/Peter L. Faber            Director              October 23,1998
  Peter L. Faber


/s/Stephen B. Ashley         Director              October 23,1998
  Stephen B. Ashley


/s/ Beth Hendershot Galusha  Chief Financial &     October 23, 1998
  Beth Hendershot Galusha    Accounting Officer,
                             Treasurer

                                        EXHIBIT INDEX

EX-99.B1(a) Articles of Incorporation    are filed herewith.
EX-99.B1(b) Articles of Amendment    as filed with the State of Maryland
            on March 25, 1985 are filed herewith.
EX-99.B1(c) Articles of Amendment    as filed with the State of Maryland
            on May 23, 1985 are filed herewith.
EX-99.B1(d) Articles of Amendment    as filed with the State of Maryland on
            October 7, 1985 are filed herewith.
EX-99.B1(e)    Articles of Amendment as filed with the State of Maryland on
            July 3, 1986 are filed herewith.
EX-99.B1(f) Articles of Amendment    as filed with the State of Maryland on
            September 26, 1997 are filed herewith.
EX-99.B1(g) Certificate of Correction to Articles of Amendment as filed
            with the State of Maryland on February 5, 1998    are filed
            herewith.
EX-99.B1(h) Articles of Amendment    as filed with the State of Maryland
            on February 26, 1998 are filed herewith.

EX-99.B2(a) By-Laws    are filed herewith.

EX-99.B4(a) Specimen Stock Certificate    is incorporated by reference to
            Exhibit 1(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) as filed herewith.
EX-99.B4(b) Articles Supplementary to the charter as filed with the State of
            Maryland on July 3, 1986    are filed herewith.
EX-99.B4(c) Articles Supplementary to the charter as filed with the State of
            Maryland on January 20, 1989    are filed herewith.
EX-99.B4(d) Articles Supplementary to the charter as filed with the State of
            Maryland on September 22, 1989    are filed herewith.
EX-99.B4(e)    Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 are filed herewith.
EX-99.B4(f) Articles supplementary to the charter as filed with the State of
            Maryland on January 30, 1991    are filed herewith.
EX-99.B4(g) Articles supplementary to the charter as filed with the State of
            Maryland on April 27, 1992    are filed herewith.
EX-99.B4(h) Articles supplementary to the charter as filed with the State
            of Maryland on April 29, 1993    are filed herewith.
EX-99.B4(i) Articles supplementary to the charter as filed with the State
            of Maryland on September 23, 1993    are filed herewith.
EX-99.B4(j)    Articles supplementary to the charter as filed with the
            State of Maryland on January 17, 1994 are filed herewith. EX-99.B4(k) Articles supplementary to the charter as filed with the State
            of Maryland on December 13, 1995    are filed herewith.
EX-99.B4(l)    Articles supplementary to the charter as filed with the
            State of Maryland on April 22, 1996 are filed herewith. EX-99.B4(m) Articles supplementary to the charter as filed with the State
            of Maryland on September 26, 1997    are filed herewith.
EX-99.B4(n) Certificate  of  Correction Articles supplementary to the charter as filed with the State of Maryland on February 24, 1998 are filed herewith.

EX-99.B5(a)  Investment Advisory Agreement    is filed herewith.

EX-99.B6(a)  Amended and Restated Distribution Agreement     is filed
             herewith.

EX-99.B8(a)  Custodian Agreement    is filed herewith.

EX-99.B9(a)  Transfer Agent Agreement    is filed herewith.
EX-99.B9(b)  Form of Dealer Agreement    is filed herewith.

EX-99.B10    Opinion of Morgan, Lewis & Bockius, LLP    is incorporated by
          reference to the Form N-1A filed on February 25, 1998 with Accession
              Number 0000751173-98-000010 and the Form N-1A filed on April 16, 1998 with Accession number 0000751173-98-000031.

EX-99.B11     Consent of    Independent Auditors
              (a) Consent  of  Coopers  & Lybrand, L.L.P. (now known as
              PriceWaterhouseCoopers LLP) is incorporated by reference to the Form N-1A filed on April 16, 1998 with Accession Number
              0000751173-98-000031.
              (b) Consent of Deloitte & Touche, LLP is incorporated by reference to the Form N-1A filed on February 25, 1998 with Accession Number 0000751173-98-000010.

EX-99.B13     Investment letters    are filed herewith.

EX-99.B15          Form  of  Rule  12b-1  Plan  with respect to Class B Shares
                   (incorporated by reference to Exhibit 15, to Post-Effective
          Amendment No. 27 to the Registration Statement on Form N-1A filed on
              October 22, 1997).  Rule 12b-1 Plans for Class C, D and E Shares
             have been omitted because they are substantially identical to the
                  Class B Shares Plan and differ from the Class B Plan only in references to the Class to which the Plan relates.

EX-99.B16(a)  Schedule  for  computation  of  each performance quotation    is
             filed herewith.
EX-99.B16(b)  Schedule  for  computation  of  each  performance  quotation
                (incorporated by reference to Exhibit 16(b), to Post-Effective
             Amendment No. 21 to the Registration Statement on Form N-1A filed on March 6, 1996).
EX-99.B16(c)  Schedule  for  computation  of  each  performance  quotation
               (incorporated by  reference to Exhibit 16(c), to Post-Effective
                  Amendment No. 24 to  the Registration Statement on Form N-1A
             filed on November 22, 1996).
EX-99.B16(d)  Schedule  for  computation  of  each  performance  quotation
                (incorporated by reference to Exhibit 16(d), to Post-Effective
             Amendment No. 24 to the Registration Statement on Form N-1A filed on April 18, 1997).
EX-99.B16(e)  Schedule  for  computation  of  each  performance  quotation
                (incorporated by reference to Exhibit 16(e), to Post-Effective
             Amendment No. 28 to the Registration Statement on Form N-1A filed on February 25, 1998).
EX-99.B16(f)  Schedule  for  computation  of  each  performance  quotation
                (incorporated by reference to Exhibit 16(f), to Post-Effective
             Amendment No. 29 to the Registration Statement on Form N-1A filed on April 16, 1998).

EX-99.B18         Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to
              Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on October 22, 1997).

EX-99.B27     Financial Data Schedules    are filed herewith.